EMPLOYEE BENEFITS - Evolution of RSUs and SEU Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
RSUs
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	579,492	664,345
Granted during the year (in shares) | shares	801,041	168,669	309,384
Forfeited during the year (in shares) | shares	(24,506)	(18,130)
Issued during the year (in shares) | shares	(266,300)	(235,392)	(219,047)
Balance at end of year (in shares) | shares	1,089,727	579,492	664,345
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 164.73	$ 101.25
Granted during the year (in usd per share) | $ / shares	159.12	276.51
Forfeited during the year (in usd per share) | $ / shares	178.34	111.37
Issued during the year (in usd per share) | $ / shares	122.29	89.18	$ 59.37
Balance at the end of year (in usd per share) | $ / shares	$ 166.04	$ 164.73	$ 101.25
SEU
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	0	0
Granted during the year (in shares) | shares	61,072	0
Forfeited during the year (in shares) | shares	(3,293)	0
Balance at end of year (in shares) | shares	57,779	0	0
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 0	$ 0
Granted during the year (in usd per share) | $ / shares	168.16	0
Forfeited during the year (in usd per share) | $ / shares	168.16	0
Balance at the end of year (in usd per share) | $ / shares	$ 168.16	$ 0	$ 0